Risk Management - Summary of Carrying Value of Residential Mortgages and Loans to Bank Clients (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	$ 21,816	$ 21,389
Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	20,024	19,550
Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	52	46
Loans to Bank clients [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	1,740	1,787
Loans to Bank clients [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients		6
Insured [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	6,638	6,873
Insured [Member] | Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	6,613	6,854
Insured [Member] | Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	25	19
Uninsured [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	15,178	14,516
Uninsured [Member] | Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	13,411	12,696
Uninsured [Member] | Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	27	27
Uninsured [Member] | Loans to Bank clients [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	$ 1,740	1,787
Uninsured [Member] | Loans to Bank clients [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients		$ 6